Stockholder's Equity - Summary of Status of Outstanding Stock Options and Changes (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Options, Expired | shares	(3,087)
Stock Options, Forfeiture | shares	(4,697)
Stock Options, Ending balance | shares	17,490
Stock Options, Exercisable | shares	6,430	3,495
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | shares	16,694	9,687	4,848
Stock Options, Granted | shares	8,580	8,521	7,960
Stock Options, Expired | shares	(3,087)	(337)	(7)
Stock Options, Forfeiture | shares	(4,697)	(1,177)	(3,114)
Stock Options, Ending balance | shares	17,490	16,694	9,687	4,848
Stock Options, Exercisable | shares		6,430
Stock Options, Exercise price, Beginning balance	$ 178.75	$ 508.25	$ 508.25
Stock Options, Exercise price, Granted	22	17	143.25
Stock Options, Exercise price, Expired	115.75	153.5	2,887.5
Stock Options, Exercise price, Forfeiture	33.75	150.5	164.75
Stock Options, Exercise price, Ending balance	152	178.75	508.25	$ 508.25
Stock Options, Exercise price, Exercisable		362.5
Stock Options, Grant Date Fair Value, Outstanding Beginning Balance	184	840.5	840.5
Stock Options, Grant Date Fair Value, Granted	21.5	16.75	144
Stock Options, Grant Date Fair Value, Expired	317.5	465.5	2,852.5
Stock Options, Grant Date Fair Value, Forfeiture	33.25	440	503.25
Stock Options, Grant Date Fair Value, Outstanding	$ 121.25	184	$ 840.5	$ 840.5
Stock Options, Grant Date Fair Value, Exercisable		$ 279.25
Stock Options, Weighted Average Remaining Term (Years), Granted		10 years	10 years
Stock Options, Weighted Average Remaining Term (Years), Outstanding	8 years	8 years 6 months	8 years 9 months 18 days	9 years 3 months 18 days
Stock Options, Weighted Average Remaining Term (Years), Exercisable		7 years 2 months 12 days